Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Q1) (Details) $ in Thousands	Mar. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($)		Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash	$ 2,914	$ 3,277		$ 3,275	$ 0		$ 0
Contingent consideration liability	$ 370	$ 660		$ 1,066	$ 1,066		$ 0
Valuation technique, option pricing model | Measurement input, share price
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants and rights outstanding, measurement input	94.22
Valuation technique, option pricing model | Measurement input, expected term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants and rights outstanding, measurement input | yr	3.5
Valuation technique, option pricing model | Measurement input, risk free interest rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants and rights outstanding, measurement input	0.0021	0.0021			0.0167
Valuation technique, option pricing model | Measurement input, option volatility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants and rights outstanding, measurement input	0.52	0.52			0.47
Valuation technique, option pricing model | Measurement input, expected dividend rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants and rights outstanding, measurement input	0.0	0.000			0.000
Fair value, recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 261,013	$ 14,642	[1]		$ 4,736	[1]
Short-term investments	25,000	0
Restricted cash	2,914	3,277
Assets	288,927	17,919			4,736
Contingent consideration liability	370	660	[2]		1,066	[2]
Liabilities	370	1,832			1,312
Fair value, recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	261,013	14,642	[1]		4,736	[1]
Short-term investments	25,000	0
Restricted cash	2,914	3,277
Assets	288,927	17,919			4,736
Contingent consideration liability	0	0	[2]		0	[2]
Liabilities	0	0			0
Fair value, recurring | Level 1 | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants to purchase Series C preferred stock		0
Fair value, recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0	[1]		0	[1]
Short-term investments	0	0
Restricted cash	0	0
Assets	0	0			0
Contingent consideration liability	0	0	[2]		0	[2]
Liabilities	0	0			0
Fair value, recurring | Level 2 | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants to purchase Series C preferred stock		0
Fair value, recurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0	[1]		0	[1]
Short-term investments	0	0
Restricted cash	0	0
Assets	0	0			0
Contingent consideration liability	370	660	[2]		1,066	[2]
Liabilities	$ 370	1,832			$ 1,312
Fair value, recurring | Level 3 | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants to purchase Series C preferred stock		$ 1,172

[1]	As of December 31, 2020 and 2019, cash and cash equivalents included money market obligations measured at fair value using Level 1 inputs.
[2]	The Company's business acquisition of Second Phase (discussed in Note 3) is included in contingent consideration. The Company's valuation of the fair value of contingent consideration related to Second Phase at December 31, 2020 was based on management's expectations of the achievement of targets related to the contingent consideration.